Personnel costs - Retention and performance based conditions (Details)			12 Months Ended
	Dec. 07, 2018 SEK (kr) Right	Jun. 05, 2018 kr / Right	Dec. 31, 2018 SEK (kr) Right	Mar. 31, 2018	May 26, 2017 kr / Right	Jun. 09, 2016 kr / Right	Jun. 08, 2015
LTI 2016
Disclosure of terms and conditions of share-based payment arrangement
Participant's maximum profit per share right | kr / Right						256
LTI 2016 | Series A Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Minimum hurdle						0.00%
LTI 2016 | Series B Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Minimum hurdle						5.50%
Stretch target percentage						8.00%
LTI 2016 | Series C Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Stretch target percentage						10.00%
LTI 2017
Disclosure of terms and conditions of share-based payment arrangement
Participant's maximum profit per share right | kr / Right					315
LTI 2017 | Series A Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Minimum hurdle					0.00%
LTI 2017 | Series B Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Minimum hurdle					5.50%
Stretch target percentage					8.00%
LTI 2017 | Series C Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Stretch target percentage					10.00%
LTI 2018
Disclosure of terms and conditions of share-based payment arrangement
Participant's maximum profit per share right | kr / Right		388
Vesting period		3 years	3 years
Exercised, equity settled | Right	356,891
Weighted average share price for share rights exercised at date of exercise | kr	kr 110.86
LTI 2018 | Series A Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Minimum hurdle		0.00%
LTI 2018 | Series B Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Stretch target percentage		20.00%
LTI 2015
Disclosure of terms and conditions of share-based payment arrangement
Exercised, equity settled | Right			449,039
Exercised, cash settled | Right			7,344
Weighted average share price for share rights exercised at date of exercise | kr			kr 113.41
LTI 2015 | Series A Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Stretch target percentage							0.00%
Performance outcome				36.70%
Allotment				100.00%
LTI 2015 | Series B Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Minimum hurdle							9.00%
Stretch target percentage							12.00%
Performance outcome				4.70%
Allotment				0.00%
LTI 2015 | Series C Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Minimum hurdle							0.00%
Stretch target percentage							10.00%
Performance outcome				34.20%
Allotment				100.00%